General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of General And Administrative Expenses [Abstract]
Disclosure of detailed information about general and administrative expenses table
	For the year ended December 31
	2024	2023	2022
	USD in thousands	USD in thousands	USD in thousands
Payroll, salaries and associated expenses	20,807	16,310	16,526
Professional services	7,714	5,282	4,120
Office and maintenance	2,520	2,120	1,963
Management and director fees	644	955	819
Insurance	1,808	2,655	98
Computer services	2,314	1,548	1,166
Others	3,040	2,486	2,342

Total	38,847	31,356	27,034